FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
Text block [abstract]
FINANCIAL INSTRUMENTS
13.	FINANCIAL INSTRUMENTS
The Company’s financial instruments consist of cash, amounts receivable, accounts payable and accrued liabilities and the Convertible Debentures.
The fair values of the Company’s cash, amounts receivable and accounts payable and accrued liabilities approximate their carrying value, due to their short-term maturities or liquidity.
Fair Value Measurement
The Company classifies the fair value of financial instruments according to the following hierarchy based on the amount of observable inputs used to value the instrument:

•	Level 1 – quoted prices in active markets for identical assets or liabilities.

•	Level 2 – inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

•	Level 3 – inputs for the asset or liability that are not based on observable market data.

The Convertible Debentures are
re-measured
at fair value at each reporting date with any change in fair value recognized in profit or loss with the exception that under IFRS 9, the change in fair value that is attributable to change in credit risk is presented in other comprehensive income (Note 9). The Convertible Debentures are classified as Level 2.
As at December 31, 2020, the Company’s risk exposures and the impact on the Company’s financial instruments are summarized below:

(a)	Credit Risk
Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. Financial instruments potentially subject to credit risk are cash and amounts receivable.
The Company holds cash with large Canadian banks. The Company’s amounts receivable consists of input tax credits receivable from the Government of Canada and interest accrued on cash. Accordingly, the Company does not believe it is subject to significant credit risk.

(b)	Liquidity Risk
Liquidity risk is the risk that an entity will encounter difficulty in raising funds to meet commitments associated with financial instruments. The Company attempts to manage liquidity risk by maintaining sufficient cash balances. Liquidity requirements are managed based on expected cash flows to ensure that there is sufficient capital to meet short-term obligations. The Company’s approach to managing liquidity risk is to ensure that it will have sufficient liquidity to meet liabilities when due. As at December 31, 2020, NexGen had cash of $74,021,706 to settle accounts payable and accrued liabilities of $6,544,448.

(c)	Market Risk
Market risk is the risk of loss that may arise from changes in market factors such as interest rates, foreign exchange rates and commodity and equity prices.

(i)	Interest Rate Risk
Interest rate risk is the risk that the future cash flows of a financial instrument will fluctuate due to changes in market interest rates. The Company holds its cash in bank accounts that earn variable interest rates. Due to the short-term
nature of these financial instruments, fluctuations in market rates do not have a significant impact on the estimated fair value of the Company’s cash balances as of December 31, 2020. The Company manages interest rate risk by maintaining an investment policy for short-term
investments. This policy focuses primarily on preservation of capital and liquidity. The Company monitors the investments it makes and is satisfied with the credit rating of its banks. The Convertible Debentures and IsoEnergy Debentures, in an aggregate principal amount of US$141 million, carry fixed interest rates of 7.5% and 8.5% respectively and are not subject to interest rate fluctuations.

(ii)	Foreign Currency Risk
The functional currency of the Company and its subsidiaries is the Canadian dollar. The Company is affected by currency transaction risk and currency translation risk. Consequently, fluctuations of the Canadian dollar in relation to other currencies impact the fair value of financial assets, liabilities and operating results. Financial assets and liabilities subject to currency translation risk primarily includes US dollar denominated cash, US dollar accounts payable, Convertible Debentures and IsoEnergy Debentures. The Company maintains Canadian and US dollar bank accounts in Canada.
The Company is exposed to foreign exchange risk on its US dollar denominated Convertible Debentures and IsoEnergy Debentures. At maturity the US$141 million principal amount of the Convertible Debentures and IsoEnergy Debentures is due in full, and prior to maturity, at a premium upon the occurrence of certain events. The Company holds sufficient US dollars to make all cash interest payments due under the Convertible Debentures and IsoEnergy Debentures until maturity but not to pay the principal amount. Accordingly, the Company is subject to risks associated with fluctuations in the Canadian/US dollar exchange rate that may make the Convertible Debentures more costly to repay.

(iii)	Price risk
The Company is exposed to price risk with respect to commodity and equity prices. Equity price risk is defined as the potential adverse impact on the Company’s earnings due to movements in individual equity prices or general movements in the level of the stock market. Accordingly, significant movements in the Company’s share price may affect the valuation of the Convertible Debentures which may adversely impact its earnings.
Commodity price risk is defined as the potential adverse impact on earnings and economic value due to commodity price movements and volatility. Future declines in commodity prices may impact the valuation of long-lived assets. The Company closely monitors commodity prices of uranium, individual equity movements, and the stock market to determine the appropriate course of action, if any, to be taken by the Company.
Sensitivity Analysis
As at December 31, 2020, the Company’s US dollar net financial liabilities were US$163,516,140. Thus a 10% change in the Canadian dollar versus the US dollar exchange rates would give rise to a $20,818,875 change in loss and comprehensive loss.
The Company has not entered into any agreements or purchased any instruments to hedge possible currency risks at this time.